Average Annual Total Returns - Invesco PureBeta 0-5 Yr US TIPS ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 22, 2017	4.99%	3.12%	4.46%	2.30%	2.95%	2.03%	5.08%	3.23%